CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS)	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value (in NIS per share)	0.16	0.16
Ordinary shares, shares authorized	50,000,000	16,250,000
Ordinary shares, shares issued	22,443,934	11,408,490
Ordinary shares, shares outstanding	22,443,934	11,408,490